Finance costs and unwinding of obligations (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of finance costs and unwinding of obligations by item

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited

Finance costs - borrowings	54	48	101
Finance costs - leases	5	5	9
Unwinding of obligations	6	2	6
	65	55	116